Compensation and Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Components of compensation cost

	For the Year Ended December 31,
	2013	2012	2011
Salaries, incentive compensation and benefits(1)	$301,621	$227,258	$198,601
Restricted share compensation expense	7,542	—	—

Total salaries, incentive compensation and benefits	309,163	227,258	198,601
Pre-offering related compensation—share-based awards	404,160	101,682	(21,082)
Pre-offering related compensation—other	143,035	54,153	55,714

Total compensation and benefits	$856,358	$383,093	$233,233

(1)	Excluding restricted share compensation expense

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]

The following table summarizes the restricted share activity for the year ended December 31, 2013:

	Weighted- Average Grant Date Fair Value	Number of Awards
Unvested at December 31, 2012	$—	—
Granted	52.36	1,575,157
Forfeited	—	—
Vested	—	—

Unvested at December 31, 2013	$52.36	1,575,157

Schedule of pre-offering related compensation costs

Pre-offering related compensation consists of the following:

	For the Year Ended December 31,
	2013	2012	2011
Change in value of Class B liability awards	$41,942	$101,682	$(21,082)
Class B award modification expense	287,292	—	—
Amortization expense on pre-offering Class B awards	74,926	—	—

Pre-offering related compensation—share-based awards	404,160	101,682	(21,082)
Pre-offering related cash incentive compensation	56,788	—	—
Pre-offering related bonus make-whole compensation	20,520	—	—
Distributions on Class B liability awards	65,727	54,153	55,714

Pre-offering related compensation—other	143,035	54,153	55,714

Total pre-offering related compensation	$547,195	$155,835	$34,632

Redemption values and liabilities of Class B awards

The aggregate redemption values and liabilities of the Class B obligation were as follows:

	As of December 31, 2013	As of December 31, 2012
Redemption value:
Vested Class B share-based awards	$—	$225,249
Unvested Class B share-based awards	—	103,052
Purchased Class B share-based awards	—	2,811

Aggregate fair value	$—	$331,112

Liabilities:
Class B share-based awards	$—	$225,249
Redeemed Class B share-based awards	$23,026	$29,257

Activity related to unvested Class B awards

The following table summarizes the activity related to unvested Class B awards during the period March 12, 2013 to December 31, 2013:

	March 12, 2013 to December 31, 2013
	Weighted- Average Grant Date Fair Value	Number of Class B Awards
Unvested Class B awards at March 12, 2013	$30.00	9,911,720
Granted	—	—
Forfeited	30.00	(82,655)
Vested	30.00	(2,579,223)

Unvested at December 31, 2013	$30.00	7,249,842